8. CRC Transferred to the Parana State Government (Tables)	12 Months Ended
Dec. 31, 2018
Crc Transferred To Parana State Government Tables Abstract
Changes in CRC

Balance as of		Monetary		Balance as of		Monetary		Balance as of
January 1, 2017	Interest	variations	Amortizations	December 31, 2017	Interest	variations	Amortizations	December 31, 2018
1,522,735	97,085	(6,373)	(97,085)	1,516,362	93,009	95,788	(260,117)	1,445,042
Current				167,109				190,876
Noncurrent				1,349,253				1,254,166

Maturity of Noncurrent Installments

2020	203,570
2021	217,108
2022	231,547
2023	246,946
2024	263,369
After 2024	91,626
1,254,166